TOTAL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information about expenses
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	31 December 2019	31 December 2018	31 December 2017
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements(A)	2,737	2,401	2,383
Audit of the Company’s subsidiaries	3,430	3,719	4,167
Total audit	6,167	6,120	6,550
Audit-related assurance services(B)	1,106	976	1,187
Other assurance services	236	101	115
Total audit and audit-related assurance services	7,509	7,197	7,852
All other services(C)	123	1,180	90
Total non-audit or non-audit-related assurance services	123	1,180	90
Total audit and all other fees	7,632	8,377	7,942

(A)	Fees in respect of the audit of the accounts of the Company, including the Group's consolidated financial statements.

(B)
Includes professional fees for interim reviews, reporting on internal financial controls, services related to the transaction entered into with CCE, TCCC, CCIP and CCEG, issuance of comfort letters for debt issuances, regulatory inspections, certain accounting consultations and other attest engagements.

(C)
The following table summarises the significant cost items by nature within operating costs for the years presented:

	31 December 2019	31 December 2018	31 December 2017
	€ million	€ million	€ million
Cost of inventory recognised as an expense	5,147	4,901	5,021
Write down of inventories (Note 8)	25	23	25
Employee costs(A)	1,771	1,768	1,719
Distribution costs	664	637	595
Depreciation of property, plant and equipment, excluding restructuring	549	446	426
Amortisation of intangible assets (Note 6)	52	51	47
Out of period mark-to-market effects on undesignated derivatives	(2)	8	(6)
Merger related costs	—	—	4
Restructuring charges, including accelerated depreciation(B)	130	274	235

	31 December 2019	31 December 2018	31 December 2017
(A) Employee costs	€ million	€ million	€ million
Wages and salaries	1,370	1,360	1,317
Social security costs	289	290	290
Pension and other employee benefits	112	118	112
Total employee costs	1,771	1,768	1,719
Directors’ remuneration information is disclosed in the Directors’ Remuneration Report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2019	2018	2017
	No. in thousands	No. in thousands	No. in thousands
Commercial	7.6	7.7	7.7
Supply chain	13.1	13.1	13.5
Support functions	2.6	2.7	2.3
Total average staff employed	23.3	23.5	23.5

	31 December 2019	31 December 2018	31 December 2017
(B) Restructuring	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 22)	80	236	186
Amount of provision unused (Note 22)	(15)	(23)	(22)
Accelerated depreciation and non-cash costs	39	22	33
Other cash costs(A)	26	39	38
Total restructuring costs	130	274	235